Financial income and expense	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Financial income and expense	Financial income and expenseFinancial income

in CHF thousands, for the six months ended June 30	2023	2022
Interest income on financial assets held at amortized cost	1,955	244
Net foreign exchange gain	—	2,591
Total	1,955	2,835

in CHF thousands, for the three months ended June 30	2023	2022
Interest income on financial assets held at amortized cost	1,088	156
Net foreign exchange gain	—	1,856
Total	1,088	2,012
Financial expense

in CHF thousands, for the six months ended June 30	2023	2022
Net foreign exchange loss	(1,722)	—
Negative interest on financial assets held at amortized costs	—	(462)
Interest expense on leases	(18)	(23)
Other financial expenses	(9)	(5)
Total	(1,749)	(490)

in CHF thousands, for the three months ended June 30	2023	2022
Net foreign exchange loss	(1,177)	—
Negative interest on financial assets held at amortized costs	—	(227)
Interest expense on leases	(9)	(11)
Other financial expenses	(6)	(3)
Total	(1,192)	(241)
Exchange results primarily represent unrealized foreign exchange results on the cash and short-term time deposit balances held in USD, EUR and in GBP, respectively.